Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Valuation allowances (in Dollars)	$ 21,699	$ 18,753
Israeli [Member]
Taxes on Income [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Accumulated tax loss carryforward (in Dollars)	$ 93,625
U.S. [Member]
Taxes on Income [Line Items]
Corporate tax rate	21.00%	21.00%	21.00%
China [Member]
Taxes on Income [Line Items]
Corporate tax rate	2.50%	5.00%	25.00%
Taxable income amount (in Dollars)	$ 1,000		$ 3,000
Minimum [Member] | China [Member]
Taxes on Income [Line Items]
Taxable income amount (in Dollars)		$ 1,000
Maximum [Member] | China [Member]
Taxes on Income [Line Items]
Taxable income amount (in Dollars)		$ 3,000